ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 17,315	$ 11,278
Administrative expenses	1,650	1,626
Interest expense	8,233	6,890
Accrued expenses	$ 27,198	$ 19,794